Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 258	$ 212
Recorded Investment, Total	379	347
Unpaid Principal Balance, Total	377	345
Average recorded investment, Total	385	352
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	21	18
With an allowance recorded, Recorded Investment	41	39
With an allowance recorded, Unpaid Principal Balance	39	37
With an allowance recorded, Average recorded investment	44	41
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	212	170
With an allowance recorded, Recorded Investment	294	260
With an allowance recorded, Unpaid Principal Balance	294	260
With an allowance recorded, Average recorded investment	295	277
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	23	22
With an allowance recorded, Recorded Investment	41	45
With an allowance recorded, Unpaid Principal Balance	41	45
With an allowance recorded, Average recorded investment	43	32
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	2
With an allowance recorded, Recorded Investment	3	3
With an allowance recorded, Unpaid Principal Balance	3	3
With an allowance recorded, Average recorded investment	3	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	170	164
Recorded Investment, Total	435	540
Unpaid Principal Balance, Total	424	527
Average recorded investment, Total	494	524
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	3
With an allowance recorded, Recorded Investment	40	44
With an allowance recorded, Unpaid Principal Balance	39	44
With an allowance recorded, Average recorded investment	42	49
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	139	134
With an allowance recorded, Recorded Investment	357	457
With an allowance recorded, Unpaid Principal Balance	357	457
With an allowance recorded, Average recorded investment	413	443
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	21	21
With an allowance recorded, Recorded Investment	28	30
With an allowance recorded, Unpaid Principal Balance	18	17
With an allowance recorded, Average recorded investment	29	28
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	7	6
With an allowance recorded, Recorded Investment	10	9
With an allowance recorded, Unpaid Principal Balance	10	9
With an allowance recorded, Average recorded investment	$ 10	$ 4